Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Dry-Docking Activity
Dry-docking activity for the three years ended December 31, 2016, 2015 and 2014 is summarized as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Balance at beginning of the year	42,822	54,259	41,535
Cost incurred for dry docking	25,043	14,609	36,221
Dry-docking amortization	(18,627)	(23,863)	(22,682)
Write-down / sale of capitalized dry-dock expenditure	—	(2,183)	(815)
Balance at end of the year	49,238	42,822	54,259